TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

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Transamerica Multi-Asset Income

(formerly, Transamerica Strategic High Income)

Effective immediately, in the section entitled Average Annual Total Returns (periods ended December 31, 2018) the name of the secondary blended benchmark of Transamerica Multi-Asset Income is changed as follows:

Current Name	New Name

Transamerica Strategic High Income Blended Benchmark	Transamerica Multi-Asset Income Blended Benchmark

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Investors Should Retain this Supplement for Future Reference

July 25, 2019